Note 22 - Wilson Bank Holding Company - Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Condensed Balance Sheet [Table Text Block]
	Dollars In Thousands
	2019		2018
ASSETS
Cash	$1,899	*	2,759	*
Investment in wholly-owned commercial bank subsidiary	335,915		293,420
Deferred income taxes	625		469
Refundable income taxes	132		177
Total assets	$338,571		296,825
LIABILITIES AND STOCKHOLDERS’ EQUITY
Stock appreciation rights payable	$1,587		1,158
Total liabilities	1,587		1,158

Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,792,999 and 10,623,810 shares issued and outstanding, respectively	21,586		21,248
Additional paid-in capital	82,249		73,960
Retained earnings	232,456		208,164
Net unrealized gains (losses) on available-for-sale securities, net of income taxes of $245 and $2,726, respectively	693		(7,705)
Total stockholders’ equity	336,984		295,667
Total liabilities and stockholders’ equity	$338,571		296,825

Condensed Income Statement [Table Text Block]
	Dollars In Thousands
	2019		2018		2017
Income:
Dividends from commercial bank subsidiary	$2,800		3,000		1,500
Expenses:
Directors’ fees	283		254		334
Other	885		1,351		805
	1,168		1,605		1,139
Income before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiary	1,632		1,395		361
Federal income tax benefits	287		468		359
	1,919		1,863		720
Equity in undistributed earnings of commercial bank subsidiary	34,125	*	30,731	*	22,806	*
Net earnings	$36,044		32,594		23,526

Condensed Cash Flow Statement [Table Text Block]
	Dollars In Thousands
	2019	2018	2017
Cash flows from operating activities:
Cash paid to suppliers and other	$(383)	(367)	(447)
Tax benefits received	177	181	169
Net cash used in operating activities	(206)	(186)	(278)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary	2,800	3,000	1,500
Net cash provided by investing activities	2,800	3,000	1,500
Cash flows from financing activities:
Payments made to stock appreciation rights holders	(9)	(61)	—
Dividends paid	(11,725)	(9,447)	(6,729)
Proceeds from sale of stock pursuant to dividend reinvestment plan	9,134	7,470	5,266
Proceeds from exercise of stock options	775	394	152
Repurchase of common stock	(1,629)	—	—
Net cash used in financing activities	(3,454)	(1,644)	(1,311)
Net increase (decrease) in cash and cash equivalents	(860)	1,170	(89)
Cash and cash equivalents at beginning of year	2,759	1,589	1,678
Cash and cash equivalents at end of year	$1,899	2,759	1,589
	Dollars in Thousands
	2019	2018	2017
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$36,044	32,594	23,526
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(36,925)	(33,731)	(24,306)
Decrease (increase) in refundable income taxes	45	5	(12)
Increase in deferred taxes	(156)	(291)	(178)
Share based compensation expense	786	1,237	692
Total adjustments	(36,250)	(32,780)	(23,804)
Net cash used in operating activities	$(206)	(186)	(278)